LAND USE RIGHTS, NET - Summary of Land Use Rights (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Land Use Rights [Line Items]
Land use rights	¥ 29,788	¥ 29,788
Less: Accumulated amortization	(1,610)	(805)
Land use rights net	¥ 28,178	¥ 28,983